Notes receivable (Tables)	12 Months Ended
Dec. 31, 2022
Notes receivable
Schedule of notes receivable

	As of
	December 31, 2022	December 31, 2021
Notes receivable TerrAscend	$—	$2,315
Notes receivable Sapphire Medical	—	842
Total notes receivable	$—	$3,157

Current portion of notes receivable	$—	$2,315
Long-term notes receivable	—	842
Total notes receivable	$—	$3,157